Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)(2)	Summary Compen-sation Table Total for PEO ($) (Stuart N. Bodden)	Compen-sation actually paid to PEO ($) (Stuart N. Bodden)	Summary Compen-sation Table Total for PEO ($) (Darron M. Anderson)	Compen-sation actually paid to PEO ($) (Darron M. Anderson)	Summary Compen-sation Table Total for PEO ($) (William Austin)	Compen-sation actually paid to PEO ($) (William Austin)	Average Summary Compen-sation Table for Non-PEO NEOs ($)	Average Compen-sation Actually Paid to Non-PEOs ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(3)	Net Income ($) (in Millions)
2023	2,905,535	2,408,677	—	—	—	—	1,142,408	886,456	283.79	23.8
2022	1,753,266	2,256,881	—	—	—	—	867,939	319,532	302.47	15.1
2021	1,761,507	3,054,070	382,407	382,407	306,362	496,545	611,048	1,351,489	282.14	8.6

Named Executive Officers, Footnote	he PEO(s) for each year are as follows:
2023: Stuart N. Bodden
2022: Stuart N. Bodden
2021: Stuart N. Bodden, Darron M. Anderson and William Austin
The Non-PEO(s) for each year are as follows:
2023: Melissa K. Cougle, J. Matthew Hooker
2022: Melissa K. Cougle, J. MatthewHooker and J. Brandon Blossman
2021: J. Matthew Hooker and J. Brandon Blossman

PEO Total Compensation Amount	$ 2,905,535	$ 1,753,266
PEO Actually Paid Compensation Amount	$ 2,408,677	2,256,881
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, the total compensation of the PEOs and non-PEO NEOs as reflected in the 2023, 2022, and 2021 Summary Compensation Table by year to calculate Compensation Actually Paid consist of the following. As the NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023		2022		2021
	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Darron M. Anderson	William M. Austin	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,905,535	$1,142,408	$1,753,266	$867,939	$1,761,507	$382,407	$306,362	$611,048
Adjustments for Equity Awards
Deduction of Amount reported in the “Stock Awards” columns in the Summary Compensation Table	(2,016,322)	(592,067)	(771,986)	(444,699)	(1,458,783)	—	(76,459)	(265,981)
Add Year-end fair value of outstanding and unvested awards granted in the covered year	2,049,126	586,633	1,102,766	332,209	2,751,346	—	100,030	567,672
Add Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(519,448)	(247,530)	5,384	(339)	—	—	166,612	33,982
Add Year-over-year difference of year-end fair values for unvested awards granted in prior years	(10,214)	(2,988)	167,451	15,641	—	—	—	404,768
Add Fair values at vest date for awards granted and vested in current year	—	—	—	92,344	—	—	—	—
Add Forfeitures during current year equal to prior year-end fair value	—	—	—	(543,563)	—	—	—	—
Total Adjustments for Equity Awards	(496,858)	(255,952)	503,615	(548,407)	1,292,563	—	190,183	740,441
Compensation Actually Paid (as calculated)	$2,408,677	$886,456	$2,256,881	$319,532	$3,054,070	$382,407	$496,545	$1,351,489

Non-PEO NEO Average Total Compensation Amount	$ 1,142,408	867,939	$ 611,048
Non-PEO NEO Average Compensation Actually Paid Amount	$ 886,456	319,532	1,351,489
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, the total compensation of the PEOs and non-PEO NEOs as reflected in the 2023, 2022, and 2021 Summary Compensation Table by year to calculate Compensation Actually Paid consist of the following. As the NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023		2022		2021
	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Average Non-PEO NEOs	Stuart N. Bodden	Darron M. Anderson	William M. Austin	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,905,535	$1,142,408	$1,753,266	$867,939	$1,761,507	$382,407	$306,362	$611,048
Adjustments for Equity Awards
Deduction of Amount reported in the “Stock Awards” columns in the Summary Compensation Table	(2,016,322)	(592,067)	(771,986)	(444,699)	(1,458,783)	—	(76,459)	(265,981)
Add Year-end fair value of outstanding and unvested awards granted in the covered year	2,049,126	586,633	1,102,766	332,209	2,751,346	—	100,030	567,672
Add Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(519,448)	(247,530)	5,384	(339)	—	—	166,612	33,982
Add Year-over-year difference of year-end fair values for unvested awards granted in prior years	(10,214)	(2,988)	167,451	15,641	—	—	—	404,768
Add Fair values at vest date for awards granted and vested in current year	—	—	—	92,344	—	—	—	—
Add Forfeitures during current year equal to prior year-end fair value	—	—	—	(543,563)	—	—	—	—
Total Adjustments for Equity Awards	(496,858)	(255,952)	503,615	(548,407)	1,292,563	—	190,183	740,441
Compensation Actually Paid (as calculated)	$2,408,677	$886,456	$2,256,881	$319,532	$3,054,070	$382,407	$496,545	$1,351,489

Compensation Actually Paid vs. Company Selected Measure	TSR amounts reported in the graph below assume an initial fixed investment of $100, including reinvestment of dividends, if such amount were invested on December 31, 2020.
Total Shareholder Return Amount	$ 283.79	302.47	282.14
Net Income (Loss)	$ 23,800,000	$ 15,100,000	8,600,000
PEO Name	Stuart N. Bodden	Stuart N. Bodden
Additional 402(v) Disclosure	The Company calculates TSR with a base investment of $100, including reinvestment of dividends, in a manner consistent with the stock performance graph disclosure requirements under Item 201(e) of Regulation S-K is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each 2023, 2022 and 2021, respectively.
Stuart N. Bodden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,761,507
PEO Actually Paid Compensation Amount			$ 3,054,070
PEO Name			Stuart N. Bodden
Darron M. Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 382,407
PEO Actually Paid Compensation Amount			$ 382,407
PEO Name			Darron M. Anderson
William Austin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 306,362
PEO Actually Paid Compensation Amount			$ 496,545
PEO Name			William Austin
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (496,858)	$ 503,615
PEO | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,016,322)	(771,986)
PEO | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,049,126	1,102,766
PEO | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(519,448)	5,384
PEO | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,214)	167,451
PEO | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Forfeitures Of Equity Awards During Current Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Stuart N. Bodden [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,292,563
PEO | Stuart N. Bodden [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,458,783)
PEO | Stuart N. Bodden [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,751,346
PEO | Stuart N. Bodden [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stuart N. Bodden [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stuart N. Bodden [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stuart N. Bodden [Member] | Forfeitures Of Equity Awards During Current Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Darron M. Anderson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Darron M. Anderson [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Darron M. Anderson [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Darron M. Anderson [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Darron M. Anderson [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Darron M. Anderson [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Darron M. Anderson [Member] | Forfeitures Of Equity Awards During Current Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | William Austin [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			190,183
PEO | William Austin [Member] | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(76,459)
PEO | William Austin [Member] | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			100,030
PEO | William Austin [Member] | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			166,612
PEO | William Austin [Member] | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | William Austin [Member] | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | William Austin [Member] | Forfeitures Of Equity Awards During Current Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(255,952)	(548,407)	740,441
Non-PEO NEO | Grant Date Fair Value Of Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(592,067)	(444,699)	(265,981)
Non-PEO NEO | Fair Value Of Equity Awards Outstanding And Unvested During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	586,633	332,209	567,672
Non-PEO NEO | Change In Fair Value Of Vested Equity Awards Granted In Prior Years, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(247,530)	(339)	33,982
Non-PEO NEO | Fair Value Of Equity Awards Outstanding And Unvested In Priors Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,988)	15,641	404,768
Non-PEO NEO | Fair Value Of Vested Equity Awards Granted During the Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	92,344	0
Non-PEO NEO | Forfeitures Of Equity Awards During Current Year, Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (543,563)	$ 0